Related party transactions - Balances and Transactions With Fellow Lloyds Banking Group Undertakings (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Derivative financial instruments	£ 3,088	£ 3,260
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	1,462	1,182
Due to fellow Lloyds Banking Group undertakings	5,522	3,852
Derivative financial instruments	4,392	4,286
Debt securities in issue at amortised cost	67,044	56,375
Subordinated liabilities	7,582	8,020	£ 7,842	£ 7,211
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
Disclosure of transactions between related parties [line items]
Derivative financial instruments	722	742
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	1,462	1,182
Due to fellow Lloyds Banking Group undertakings	5,522	3,852
Derivative financial instruments	610	580
Debt securities in issue at amortised cost	19,506	18,223
Subordinated liabilities	£ 8,214	£ 8,600